COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on September 17, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion into shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Sale of Units to Related Party
Millais Limited, the indirect majority owner of the Company’s Sponsor, purchased 1,138,500 Units sold in the Initial Public Offering at $10.00 per Unit, or $11,358,000 in the aggregate.
Underwriting Agreement
The underwriter is entitled a deferred fee of 3.5% of the gross proceeds from the Units sold in the Initial Public Offering, or $4,628,750 in the aggregate. The deferred fee will be forfeited by the underwriter solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement. The underwriter did not receive any underwriting discount or commissions on Units purchased by Millais Limited, the indirect majority owner of the Company’s sponsor.
Pipe Engagement Agreement
On August 26, 2021, The Company entered into a Pipe Engagement Agreement with J.P. Morgan Securities LLC, Citigroup Global Markets Inc., and William Blair & Company L.L.C. for which the Company agrees to pay the placement agents a fee equal to 4% of the aggregate price at which the Securities are sold by the Company. This fee is payable only upon the consummation of a business combination. The Company estimates that the placement agent fee for the proposed merger with Corcentric, see below for discussion of the merger with Corcentric, will be approximately $2,000,000. No amounts related to the agreement have been recorded within the consolidated financial statements as of December 31, 2021.
Capital Markets Agreement
On July 28, 2021, The Company entered into a Capital Markets Agreement with Cowen and Company, LLC (Cowen) for which the Company has agreed to pay Cowen a fee of $1,500,000 to provide capital markets advisory services. This fee is payable only upon the consummation of a business combination. No amounts related to the agreement have been recorded within the consolidated financial statements as of December 31, 2021.
Merger Agreement
On December 9, 2021, North Mountain Merger Corp., a Delaware corporation (“North Mountain”) entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among North Mountain, North Mountain Merger Sub Inc., a wholly owned subsidiary of North Mountain (“Merger Sub I”), North Mountain Merger Sub II, LLC, a wholly owned subsidiary of North Mountain (“Merger Sub II” and together with Merger Sub I, the “Merger Subs”) and Corcentric, Inc., a Delaware corporation (“Corcentric”).
Pursuant to the terms of the Merger Agreement, a business combination between North Mountain and Corcentric will be effected through (a) the merger of Merger Sub I with and into Corcentric (the “Initial Merger”), with Corcentric surviving the Initial Merger as a wholly owned subsidiary of North Mountain (Corcentric, in its capacity as the surviving corporation of the Initial Merger, is sometimes referred to as the “Initial Surviving Company”) and (b) immediately following the Initial Merger, a merger of the Initial Surviving Company with and into Merger Sub II (the “Subsequent Merger” and, together with the Initial Merger, the “Mergers”), with Merger Sub II being the surviving entity of the Subsequent Merger (Merger Sub II, in its capacity as the surviving entity of the Subsequent Merger, is sometimes referred to herein as the “Surviving Company”). The Mergers and the other transactions contemplated by the Merger Agreement are collectively hereafter referred to as the “Business Combination”. The consummation of the Business Combination is subject to the receipt of the requisite approval of the stockholders of each of North Mountain and Corcentric (such approvals, the “North Mountain stockholder approval” and the “Corcentric stockholder approval,” respectively) and the fulfillment of certain other conditions.
At the effective time of the Initial Merger (the “Effective Time”):
(a)
each share of Corcentric common stock, par value $0.001 per share (the “Corcentric Common Stock”) will be converted into the right to receive (i) the Per Share Stock Consideration (as defined in the Merger Agreement), (ii) any cash payable in lieu of fractional shares pursuant to the terms of the Merger Agreement and (iii) the contingent right to receive a number of shares of North Mountain’s Class A common stock, par value $0.0001 per share (the “North Mountain Common Stock”), following the Closing (as defined below) as further described below (such shares, the “Earnout Shares”) in accordance with the terms of the Merger Agreement;

(b)
each share of Corcentric Series A preferred stock, par value $0.001 per share (the “Corcentric Preferred Stock”) (other than the Cash Consideration Shares (as defined below)) will be converted into the right to receive (i) (A) the Per Share Stock Consideration, multiplied by (B) the number of shares of Corcentric Common Stock that such share of Corcentric Preferred Stock would be converted into if converted in accordance with the terms of Corcentric’s certificate of incorporation immediately prior to the Effective Time, (ii) any cash payable in lieu of fractional shares pursuant to the terms of the Merger Agreement and (iii) the contingent right to receive a number of Earnout Shares following the Closing in accordance with the terms of the Merger Agreement;

(c)
each share of Corcentric Preferred Stock expressly identified as receiving merger consideration in the form of cash pursuant to the terms of the Merger Agreement (each such share of Corcentric Preferred Stock, a “Cash Consideration Share”) will be converted into the right to receive an amount of cash, without interest, equal to the product of (A) the Per Share Merger Consideration Value (as defined in the Merger Agreement), multiplied by (B) the number of shares of Corcentric Common Stock that such shares of Corcentric Preferred Stock would be converted into if converted in accordance with the terms of Corcentric’s certificate of incorporation immediately prior to the Effective Time (with the aggregate amount of cash payable in respect of the Cash Consideration Shares not to exceed $120,000,000);

(d)
each vested Corcentric stock option, to the extent then outstanding and unexercised, will automatically be cancelled, and the holder will be entitled to receive in respect of such cancelled vested Corcentric stock option (i) a number of shares of North Mountain Common Stock equal to the quotient obtained by dividing (A) the result of (1) the product of (x) the number of shares of Corcentric Common Stock subject to such vested Corcentric stock option immediately prior to the Effective Time, multiplied by (y) the excess, if any, of (a) the Per Share Merger Consideration Value, over (b) the per share exercise price for the shares of Corcentric Common Stock subject to such vested Corcentric stock option immediately prior to the Effective Time, minus (2) the applicable withholding taxes payable in respect of such cancelled vested Corcentric stock option, by (B) ten dollars ($ten) and (ii) the contingent right to receive a number of Earnout Shares following the Closing in accordance with the terms of the Merger Agreement;

(e)
each unvested Corcentric stock option, to the extent then outstanding and unexercised, will automatically be converted into an option to acquire, on the same terms and conditions as were applicable to such unvested Corcentric stock option immediately prior to the Effective Time, including applicable vesting conditions, a number of shares of North Mountain Common Stock determined in accordance with the terms of the Merger Agreement (after such conversion, each a “Rollover Option”), and the contingent right to receive a number of Earnout Shares following the Closing in accordance with the terms of the Merger Agreement; and

(f)
each share of Corcentric restricted stock, to the extent then unvested and outstanding, will automatically be converted into the number of shares of restricted North Mountain Common Stock, subject to the same terms and conditions as were applicable to such Corcentric restricted stock immediately prior to the Effective

Time, including applicable vesting conditions, determined in accordance with the terms of the Merger Agreement (after such conversion, the “Rollover Restricted Stock”), and the contingent right to receive a number of Earnout Shares following the Closing in accordance with the terms of the Merger Agreement.
Conditions to Closing
The consummation of the Business Combination is subject to certain conditions, including: (i) receipt of the North Mountain stockholder approval, (ii) receipt of the Corcentric stockholder approval, (iii) the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iv) the absence of any governmental order, statute, rule or regulation enjoining or prohibiting the consummation of the Business Combination, (v) the effectiveness of the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), (vi) the completion of the redemption offer in relation to North Mountain Common Stock in accordance with the terms of the Merger Agreement and the Proxy Statement (the “Redemption Offer”), (vii) North Mountain having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended) remaining after the Redemption Offer, (viii) the receipt of the approval for listing by the Nasdaq of the North Mountain Common Stock (including the Earnout Shares), North Mountain warrants and the shares of North Mountains Common Stock issuable upon the exercise of the North Mountain warrants to be issued or delivered in connection with the Business Combination and the transactions contemplated by the Subscription Agreements, (ix) the amendment of North Mountain’s certificate of incorporation in a form to be mutually agreed by North Mountain and Corcentric, (x) the amount of Closing Acquiror Cash (as defined in the Merger Agreement) being equal to or exceeding $150,000,000; provided, that if the Closing Acquiror Cash is less than $125,000,001, Corcentric will have no right or ability to waive such condition without North Mountain’s prior written consent, and (xi) customary bringdown conditions.
Subscription Agreements
In connection with the execution of the Merger Agreement, North Mountain entered into subscription agreements (the “Subscription Agreements”) with investment funds managed by Wellington Management Company LLP (“Wellington”), Millais Limited, an affiliate of the Sponsor and an affiliate of North Mountain (“Millais”) and SMMC Sponsor Interests, LLC, an affiliate of North Mountain and an entity controlled by Charles Bernicker, the Chief Executive Officer and a director of North Mountain (such entity, “Sponsor Interests, and together with Wellington and Millais, the “Subscribers”), pursuant to which (i) the Subscribers have agreed to purchase, and North Mountain has agreed to sell the Subscribers, an aggregate of 5,000,000 shares of Common Stock for a purchase price of $10.00 per share and at an aggregate purchase price of $50,000,000 and (ii) North Mountain will transfer to each Subscriber one-half of one warrant for each share of Common Stock purchased, which warrants will be “Public Warrants” under the warrant agreement, dated as of September 17, 2020, by and between North Mountain and Continental Stock Transfer & Trust Company. The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, (i) at least 5,000,000 shares of North Mountain Common Stock remaining outstanding immediately prior to the consummation of the Business Combination after giving effect to the completion of the Redemption Offer, and with respect to which North Mountain has not entered into a forward purchase agreement that would obligate North Mountain to purchase the shares at a future date and (ii) customary closing conditions and the consummation of the Business Combination. The Subscription Agreements provide that North Mountain will grant the Subscribers certain customary registration rights.